UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



     Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment:              |x|; Amendment Number: 1

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |x| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Straus Capital Management, L.L.C.

Address:  320 Park Avenue
          New York, New York 10022



13F File Number: 028-04115

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Melville Straus
Title:  Managing Member
Phone:  (212) 476-9177


Signature, Place and Date of Signing:

/s/ Melville Straus              New York, New York         November 23, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total: 16

Form 13F Information Table Value Total:  $23,272
                                        (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number        Name

1.            028-12305              Straus-GEPT Partners LP


                                                    FORM 13F INFORMATION TABLE



COLUMN 1                        COLUMN 2        COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6      COLUMN 7      COLUMN 8

                                 TITLE                     VALUE     SHRS OR  SH/ PUT/  INVESTMENT     OTHER       VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS           CUSIP    (X1000)   PRN AMT  PRN CALL  DISCRETION     MANAGERS   SOLE  SHARED NONE
CHINA GENGSHENG MINERALS INC   COM              16942P101     812    712,279  SH       SHARED-DEFINED    1      712,279
CHINA INFORMATION TECHNOLOGY   COM              16950L109   2,776    570,000  SH       SHARED-DEFINED    1      570,000
CHINA PHARMA HLDGS INC         COM              16941T104   1,399    561,678  SH       SHARED-DEFINED    1      561,678
CHINA SKY ONE MED INC          COM              16941P102     341     45,000  SH       SHARED-DEFINED    1      206,200
CHINA-BIOTICS INC              COM              16937B109   2,268    206,200  SH       SHARED-DEFINED    1       19,019
CONTINENTAL AIRLS INC          CL B             210795308   4,968    200,000  SH       SHARED-DEFINED    1      179,441
GRANITE CITY FOOD & BREWERY    COM NEW          38724Q404      34     19,019  SH       SHARED-DEFINED    1      232,500
GULF RESOURCES INC             COM PAR $0.0005  40251W309   1,380    179,441  SH       SHARED-DEFINED    1      398,300
KEYUAN PETROCHEMICALS INC      COM              493722102     106     21,428  SH       SHARED-DEFINED    1      105,000
PROLOR BIOTECH INC             COM              74344F106   2,557    425,532  SH       SHARED-DEFINED    1      350,000
QKL STORES INC                 COM              74732Y105   1,121    232,500  SH       SHARED-DEFINED    1      252,496
RAPTOR PHARMACEUTICAL CORP     COM              75382F106   1,175    398,300  SH       SHARED-DEFINED    1       40,000
RINO INTERNATIONAL CORPORATI   COM              766883102   1,465    105,000  SH       SHARED-DEFINED    1       45,000
URANIUM RES INC                COM PAR $0.001   916901507     438    350,000  SH       SHARED-DEFINED    1      200,000
YONGYE INTL INC                COM              98607B106   1,783    252,496  SH       SHARED-DEFINED    1       21,428
ZHONGPIN INC                   COM              98952K107     652     40,000  SH       SHARED-DEFINED    1      425,532











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